Issued Capital (Details)	6 Months Ended
Dec. 31, 2025 $ / shares shares
Issued Capital [Line Items]
Number of voting rights	1
Warrants outstanding	91,000
Common share	1
Warrants expire date of issuance	5 years
Capital risk management [Member]
Issued Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5